Risk management (Tables)	12 Months Ended
Dec. 31, 2018
Risk management
Summary of sensitivity to reasonably possible changes in US Dollar and Euro exchange rates against Ruble

		Effect on profit before tax
	change in US Dollar	Gain/(loss)
2018	+14%	329
	-14%	(329)

2017	+11%	83
	-11%	(83)

		Effect on profit before tax
	change in Euro	Gain/(loss)
2018	+14%	196
	- 14%	(196)

2017	+12.5%	36
	- 12.5%	(36)

Summary of maturity profile of financial liabilities

		Due:
				More than a
	Total	On demand	Within a year	year
Trade and other payables (Note 18)	27,499	27,499	—	—
Customer accounts and amounts due to banks (Note 19)	18,105	16,002	1,866	237
Total as of December 31, 2018	45,604	43,501	1,866	237

		Due:
				More than a
	Total	On demand	Within a year	year
Trade and other payables (Note 18)	19,599	19,599	—	—
Customer accounts and amounts due to banks (Note 19)	3,182	3,071	111	—
Total as of December 31, 2017	22,781	22,670	111	—

Summary of credit risk exposure using provision matrix

December 31, 2018	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	0.26%	3%	36%	98%
Exposure at default	7,672	96	22	331	8,121
Expected credit loss	(20)	(3)	(8)	(323)	(354)

Summary of largest counterparties balances

	Trade and other receivables
	As of December 31,	As of December 31,
	2017	2018
Concentration of credit risks by main counterparties, % from total amount
Top 5 counterparties	47%	40%
Others	53%	60%